ALLEGIANT FUNDS

                                  EQUITY FUNDS

                                  A & C Shares

  Supplement dated September 5, 2008 to the Prospectus dated October 1, 2007.

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

EFFECTIVE AUGUST 1, 2008, THE WAIVER OF DISTRIBUTION (12B-1) FEES FOR CLASS A SHARES OF THE FUNDS HAS BEEN REDUCED. AS A RESULT OF THIS CHANGE, THE INFORMATION ON PAGES 28 THROUGH 32 OF THE PROSPECTUS REGARDING DISTRIBUTION (12B-1) FEES FOR EACH FUND'S CLASS A SHARES SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

------------------------------------------------------------ -----------------------------------------
FUND                                                          CLASS A SHARES DISTRIBUTION (12B-1) FEES
------------------------------------------------------------ -----------------------------------------
Balanced Allocation Fund                                      0.04%(7)
------------------------------------------------------------ -----------------------------------------
International Equity Fund                                     0.05%(7)
------------------------------------------------------------ -----------------------------------------
Large Cap Core Equity Fund                                    0.05%(7)
------------------------------------------------------------ -----------------------------------------
Large Cap Growth Fund                                         0.05%(7)
------------------------------------------------------------ -----------------------------------------
Large Cap Value Fund                                          0.05%(7)
------------------------------------------------------------ -----------------------------------------
Mid Cap Value Fund                                            0.05%(7)
------------------------------------------------------------ -----------------------------------------
Multi-Factor Mid Cap Growth Fund                              0.04%(7)
------------------------------------------------------------ -----------------------------------------
Multi-Factor Small Cap Core Fund                              0.04%(7)
------------------------------------------------------------ -----------------------------------------
Multi-Factor Small Cap Focused Value Fund                     0.03%(7)
------------------------------------------------------------ -----------------------------------------
Multi-Factor Small Cap Growth Fund                            0.03%(7)
------------------------------------------------------------ -----------------------------------------
Multi-Factor Small Cap Value Fund                             0.05%(7)
------------------------------------------------------------ -----------------------------------------
Small Cap Core Fund                                           0.05%(7)
------------------------------------------------------------ -----------------------------------------
Small Cap Growth Fund                                         0.04%(7)
------------------------------------------------------------ -----------------------------------------






          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                                  EQUITY FUNDS

                                    I Shares

  Supplement dated September 5, 2008 to the Prospectus dated October 1, 2007.

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

EFFECTIVE AUGUST 1, 2008, THE WAIVER OF DISTRIBUTION (12B-1) FEES FOR CLASS I SHARES OF THE FUNDS HAS BEEN REDUCED. AS A RESULT OF THIS CHANGE, THE INFORMATION ON PAGES 21 THROUGH 24 OF THE PROSPECTUS REGARDING DISTRIBUTION (12B-1) FEES FOR EACH FUND'S CLASS I SHARES SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

------------------------------------------------------------ -----------------------------------------
FUND                                                          CLASS I SHARES DISTRIBUTION (12B-1) FEES
------------------------------------------------------------ -----------------------------------------
Balanced Allocation Fund                                      0.04%(3)
------------------------------------------------------------ -----------------------------------------
International Equity Fund                                     0.05%(3)
------------------------------------------------------------ -----------------------------------------
Large Cap Core Equity Fund                                    0.05%(3)
------------------------------------------------------------ -----------------------------------------
Large Cap Growth Fund                                         0.05%(3)
------------------------------------------------------------ -----------------------------------------
Large Cap Value Fund                                          0.05%(3)
------------------------------------------------------------ -----------------------------------------
Mid Cap Value Fund                                            0.05%(3)
------------------------------------------------------------ -----------------------------------------
Multi-Factor Mid Cap Growth Fund                              0.04%(3)
------------------------------------------------------------ -----------------------------------------
Multi-Factor Small Cap Core Fund                              0.04%(3)
------------------------------------------------------------ -----------------------------------------
Multi-Factor Small Cap Focused Value Fund                     0.03%(3)
------------------------------------------------------------ -----------------------------------------
Multi-Factor Small Cap Growth Fund                            0.03%(3)
------------------------------------------------------------ -----------------------------------------
Multi-Factor Small Cap Value Fund                             0.05%(3)
------------------------------------------------------------ -----------------------------------------
Small Cap Core Fund                                           0.05%(3)
------------------------------------------------------------ -----------------------------------------
Small Cap Growth Fund                                         0.04%(3)
------------------------------------------------------------ -----------------------------------------





          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                     FIXED INCOME AND TAX EXEMPT BOND FUNDS

                                  A & C Shares

  Supplement dated September 5, 2008 to the Prospectus dated October 1, 2007.

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

EFFECTIVE AUGUST 1, 2008, THE WAIVER OF DISTRIBUTION (12B-1) FEES FOR CLASS A SHARES OF THE FUNDS HAS BEEN REDUCED. AS A RESULT OF THIS CHANGE, THE INFORMATION ON PAGES 14, 15 AND 26 OF THE PROSPECTUS REGARDING DISTRIBUTION (12B-1) FEES FOR EACH FUND'S CLASS A SHARES SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

------------------------------------------------------------ -----------------------------------------
FUND                                                          CLASS A SHARES DISTRIBUTION (12B-1) FEES
------------------------------------------------------------ -----------------------------------------
Bond Fund                                                     0.03%(4)
------------------------------------------------------------ -----------------------------------------
Government Mortgage Fund                                      0.03%(4)
------------------------------------------------------------ -----------------------------------------
Intermediate Bond Fund                                        0.03%(4)
------------------------------------------------------------ -----------------------------------------
Limited Maturity Bond Fund                                    0.03%(4)
------------------------------------------------------------ -----------------------------------------
Total Return Advantage Fund                                   0.03%(4)
------------------------------------------------------------ -----------------------------------------
Ultra Short Bond Fund                                         0.03%(4)
------------------------------------------------------------ -----------------------------------------
Intermediate Tax Exempt Bond Fund                             0.03%(4)
------------------------------------------------------------ -----------------------------------------
Michigan Intermediate Municipal Bond Fund                     0.02%(4)
------------------------------------------------------------ -----------------------------------------
Ohio Intermediate Tax Exempt Bond Fund                        0.03%(4)
------------------------------------------------------------ -----------------------------------------
Pennsylvania Intermediate Municipal Bond Fund                 0.02%(4)
------------------------------------------------------------ -----------------------------------------

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                     FIXED INCOME AND TAX EXEMPT BOND FUNDS

                                    I Shares

           Supplement dated September 5, 2008 to the Prospectus dated
                                October 1, 2007.

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

EFFECTIVE AUGUST 1, 2008, THE WAIVER OF DISTRIBUTION (12B-1) FEES FOR CLASS I SHARES OF THE FUNDS HAS BEEN REDUCED. AS A RESULT OF THIS CHANGE, THE INFORMATION ON PAGES 9, 10 AND 17 OF THE PROSPECTUS REGARDING DISTRIBUTION (12B-1) FEES FOR EACH FUND'S CLASS I SHARES SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

------------------------------------------------------------ -----------------------------------------
FUND                                                          CLASS I SHARES DISTRIBUTION (12B-1) FEES
------------------------------------------------------------ -----------------------------------------
Bond Fund                                                     0.03%
------------------------------------------------------------ -----------------------------------------
Government Mortgage Fund                                      0.03%
------------------------------------------------------------ -----------------------------------------
Intermediate Bond Fund                                        0.03%
------------------------------------------------------------ -----------------------------------------
Limited Maturity Bond Fund                                    0.03%
------------------------------------------------------------ -----------------------------------------
Total Return Advantage Fund                                   0.03%
------------------------------------------------------------ -----------------------------------------
Ultra Short Bond Fund                                         0.03%
------------------------------------------------------------ -----------------------------------------
Intermediate Tax Exempt Bond Fund                             0.03%
------------------------------------------------------------ -----------------------------------------
Michigan Intermediate Municipal Bond Fund                     0.02%
------------------------------------------------------------ -----------------------------------------
Ohio Intermediate Tax Exempt Bond Fund                        0.03%
------------------------------------------------------------ -----------------------------------------
Pennsylvania Intermediate Municipal Bond Fund                 0.02%
------------------------------------------------------------ -----------------------------------------




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                               MONEY MARKET FUNDS

                                  A & C Shares

  Supplement dated September 5, 2008 to the Prospectus dated October 1, 2007.

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

EFFECTIVE AUGUST 1, 2008, THE WAIVER OF DISTRIBUTION (12B-1) FEES FOR CLASS A SHARES OF THE FUNDS HAS BEEN REDUCED. AS A RESULT OF THIS CHANGE, THE INFORMATION ON PAGES 13 AND 14 OF THE PROSPECTUS REGARDING DISTRIBUTION (12B-1) FEES FOR EACH FUND'S CLASS A SHARES SHOULD BE DELETED AND REPLACED WITH THE
FOLLOWING:

------------------------------------------------------------ -----------------------------------------
FUND                                                          CLASS A SHARES DISTRIBUTION (12B-1) FEES
------------------------------------------------------------ -----------------------------------------
Government Money Market Fund                                  0.03%(2)
------------------------------------------------------------ -----------------------------------------
Money Market Fund                                             0.03%(2)
------------------------------------------------------------ -----------------------------------------
Ohio Municipal Money Market Fund                              0.03%(2)
------------------------------------------------------------ -----------------------------------------
Pennsylvania Tax Exempt Money Market Fund                     0.03%(2)
------------------------------------------------------------ -----------------------------------------
Tax Exempt Money Market Fund                                  0.03%(2)
------------------------------------------------------------ -----------------------------------------
Treasury Money Market Fund                                    0.03%(2)
------------------------------------------------------------ -----------------------------------------







          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                               MONEY MARKET FUNDS

                                    I Shares

  Supplement dated September 5, 2008 to the Prospectus dated October 1, 2007.

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

EFFECTIVE AUGUST 1, 2008, THE WAIVER OF DISTRIBUTION (12B-1) FEES FOR CLASS I SHARES OF THE FUNDS HAS BEEN REDUCED. AS A RESULT OF THIS CHANGE, THE INFORMATION ON PAGE 13 OF THE PROSPECTUS REGARDING DISTRIBUTION (12B-1) FEES FOR EACH FUND'S CLASS I SHARES SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

------------------------------------------------------------ -----------------------------------------
FUND                                                          CLASS I SHARES DISTRIBUTION (12B-1) FEES
------------------------------------------------------------ -----------------------------------------
Government Money Market Fund                                  0.03%
------------------------------------------------------------ -----------------------------------------
Money Market Fund                                             0.03%
------------------------------------------------------------ -----------------------------------------
Ohio Municipal Money Market Fund                              0.03%
------------------------------------------------------------ -----------------------------------------
Pennsylvania Tax Exempt Money Market Fund                     0.03%
------------------------------------------------------------ -----------------------------------------
Tax Exempt Money Market Fund                                  0.03%
------------------------------------------------------------ -----------------------------------------
Treasury Money Market Fund                                    0.03%
------------------------------------------------------------ -----------------------------------------








          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE